Key accounting estimates and judgments (Details) - $ / Ounce-oz	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gold Price Per Ounces For Probable Reserve Calculation	1,000	1,000	1,000
Kibali Jersey Limited [member]
Gold Price Per Ounces For Probable Reserve Calculation	1,000	1,000	1,000
Societe des Mines de Morila [Member]
Gold Price Per Ounces For Probable Reserve Calculation	1,000	1,000	1,000
Societe des Mines de Loulo SA [Member] | Open Pit Mining Property [Member]
Gold Price Per Ounces For Probable Reserve Calculation	1,000	1,000	1,000
Societe des Mines de Loulo SA [Member] | Underground Mining Property [Member]
Gold Price Per Ounces For Probable Reserve Calculation	1,000	1,000	1,000
Societe des Mines de Tongon SA [Member]
Gold Price Per Ounces For Probable Reserve Calculation	1,000	1,000	1,000
Kibali Goldmines S [Member]
Gold Price Per Ounces For Probable Reserve Calculation	1,000	1,000	1,000
Massawa project [Member]
Gold Price Per Ounces For Probable Reserve Calculation	1,000	1,000	1,000
Societe des Mines de Gounkoto SA [Member]
Gold Price Per Ounces For Probable Reserve Calculation	1,000	1,000	1,000